Transactions with Members, Shareholders and Related Parties - Summary of Transactions with Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Related Party Transaction [Line Items]
Sales with related parties	$ 0	$ 2	$ 1	$ 3	$ 6	$ 16	$ 9
Payments to related parties	10	15		31	78	62	53
Intel
Related Party Transaction [Line Items]
Sales with related parties	0	2		2	1	10	3
Payments to related parties			1		15	6	7
TPG
Related Party Transaction [Line Items]
Sales with related parties				5	1
Payments to related parties			18		17	6	5
TPG Affiliates
Related Party Transaction [Line Items]
Sales with related parties	0	0	1	1	2	4	5
Payments to related parties	8	7	2	15	30	29	35
Other
Related Party Transaction [Line Items]
Sales with related parties	0	2		2	2	2	1
Payments to related parties	$ 2	$ 2	$ 21	$ 9	$ 16	$ 21	$ 6